Disclosure of Liability Classified Plans (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	$ 13,512	$ 12,411
Expensed during the period	4,355	8,193
Reclassification from equity-settled plans	6,833
Payments	(4,883)	(7,092)
Ending balance	19,817	13,512
Current	8,310
Long-term	11,507	8,830
Restricted Share Units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	7,318	5,409
Expensed during the period	3,119	5,755
Payments	(3,813)	(3,846)
Ending balance	6,624	7,318
Current	4,212
Long-term	2,412
Performance Share Units (PSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	2,858	4,521
Expensed during the period	2,787	1,583
Payments	(894)	(3,246)
Ending balance	4,751	2,858
Current	1,120
Long-term	3,631
Executive Performance Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Reclassification from equity-settled plans	6,833
Ending balance	6,833
Current	2,978
Long-term	3,855
Deferred Share Units (DSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Beginning balance	3,336	2,481
Expensed during the period	(1,551)	855
Payments	(176)
Ending balance	1,609	$ 3,336
Long-term	$ 1,609